Disposals and impairment - Schedule of amounts recognized in the income statement in respect of disposals and impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	$ 456	$ 1,210	$ 1,132
Losses on sale of businesses and fixed assets	777	215	261
Impairment losses	666	1,239	1,117
Impairment reversals	(583)	(238)	(3,042)
Impairment and losses on sale of businesses and fixed assets	860	1,216	(1,664)
Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	437	526	557
Losses on sale of businesses and fixed assets	707	127	169
Impairment losses	400	1,138	1,022
Impairment reversals	(580)	(176)	(3,025)
Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	15	674	561
Losses on sale of businesses and fixed assets	59	88	89
Impairment losses	12	69	84
Impairment reversals	(2)	(62)	(17)
Other businesses and corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	4	10	14
Losses on sale of businesses and fixed assets	11	0	3
Impairment losses	254	32	11
Impairment reversals	$ (1)	$ 0	$ 0